FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,548.8	$ 5,903.7
Fair Value
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,766.0	$ 6,417.6